OTHER ASSETS - THIRD PARTIES	12 Months Ended
Dec. 31, 2024
OTHER ASSETS - THIRD PARTIES
OTHER ASSETS - THIRD PARTIES

18.    OTHER ASSETS – THIRD PARTIES

Other assets are consisted of the follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Long-term receivables related to disposal of a subsidiary (Note 8)	—	919,392
Prepayments for purchase of property, plant and equipment	2,541,329	845,201
Prepayment for warranty insurance premium	106,652	99,611
Deposit for rent and others	61,355	53,927
Prepayment of income tax attributable to intercompany transactions	14,142	7,069
Refund receivable of U.S. countervailing duties and anti-dumping duties	12,767	13,563
Less: Allowance for credit losses	(914)	(788)
Total	2,735,331	1,937,975

The following table summarizes the activity in the allowance for credit losses related to deposits for the year ended December 31, 2022, 2023 and 2024(RMB in thousands):

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
At beginning of year	3,064	1,855	914
Reversal	(1,209)	(941)	(126)
At end of year	1,855	914	788